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May 1, 2012

VIA EDGAR

Securities and Exchange Commission

Branch of Document Control

Room 1004

450 Fifth Street, N.W.

Washington, DC 20549

RE:	TLIC Variable Annuity Account A

1933 Act File No. 33-15974

1940 Act File No. 811-5242

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), TLIC Variable Annuity Account A (the “Registrant”) hereby certifies that the form of the prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Form N-4 would not have differed from that contained in the most recent registration statement amendment. The most recent amendment was filed electronically pursuant to Rule 485(b) under the 1933 Act on April 23, 2012, bearing an effective date of April 30, 2012.

Please direct any comments or questions concerning this certificate to me at (612) 844-7215.

Very truly yours,

/s/ James M. Odland

James M. Odland

Vice President and Managing Counsel